Shareholders' Equity (Compensation Expenses Before Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 3,326	$ 1,996	$ 5,211
Cost Of Revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	1,785	924	2,353
R&D And Marketing Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	425	458	954
General And Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 1,116	$ 614	$ 1,904